Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other receivables:
Total loans receivables and other financing receivables	$ 868,552	$ 891,275
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	673,432	682,495
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	24,737	27,266
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures (notes 6a and 6b)	$ 170,383	$ 181,514